FINANCIAL ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Financial Assets And Liabilities
Schedule of financial assets at amortized cost

	12.31.2022	12.31.2021
Non-current
Term deposit	101	100
Notes receivable	1	5
Total non-current	102	105
Current
Notes receivable	8	5
Total current	8	5

Schedule of financial assets at fair value through profit and loss

	12.31.2022	12.31.2021
Non-current
Shares	27	29
Total non-current	27	29

Current
Government securities	279	278
Corporate bonds	116	19
Shares	160	120
Mutual funds	31	41
Total current	586	458

Schedule of trade and other receivables

	Note	12.31.2022	12.31.2021
Non-Current
Related parties	16	17	23
Tax credits		2	9
Prepaid expenses		-	1
Other		1	1
Other receivables		20	34

Total non-current		20	34

		12.31.2022	12.31.2021
Current
Receivables from MAT sales		21	24
CAMMESA		165	89
Receivables from oiland gas sales		55	69
Receivables from petrochemicals sales		62	71
Related parties	16	5	7
Other		3	5
Impairment of financial assets		(6)	(9)
Trade receivables, net		305	256

Current
Related parties	16	7	8
Tax credits		14	5
Receivables for complementary activities		-	2
Prepaid expenses		14	10
Financial credit		-	10
Guarantee deposits		27	30
Insurance to be recovered		-	1
Expenses to be recovered		15	-
Receivables for acquisition of subsidiary		7	-
Receivables for sale of subsidiary and associates		4	41
Receivables for financial instruments sale		1	6
Argentine Natural Gas Production Promotion Plan		32	14
Receivables for arbitration award	15.6	37	-
Other		7	14
Other receivables, net		165	141

Total current		470	397

Schedule of allowance for the impairment of trade receivables

	12.31.2022	12.31.2021	12.31.2020
At the beginning of the year	9	16	68
Impairment (1)	1	1	63
Utilization	(1)	-	(7)
Reversal of unused amounts	-	(6)	(3)
Gain on monetary position, net	(3)	(2)	(2)
Gain on monetary position, net	-	-	(28)
Reclasified to assets classified as held for sale	-	-	(75)
At the end of the year	6	9	16

(1)	It includes US$ 26 million corresponding to discontinued operations for fiscal year 2020. As of December 31, 2020, it includes US$ 13 million corresponding to the receivable impairment related to the exchange difference between the price of gas purchased by distributors and the price of gas recognised in distributors´s final tariffs between April 2018 and March 2019 to be assumed by the Federal Government in accordance to PEN Executive Order No. 1,053/18 (see Note 15).

Schedule of impairment of other financial assets assets

	12.31.2022	12.31.2021	12.31.2020
At the beginning of the year	-	-	6
Impairment	-	-	2
Reversal of unused amounts	-	-	(7)
Reclasified to assets classified as held for sale	-	-	(1)
At the end of the year	-	-	-

Schedule of cash and cash equivalents

	12.31.2022	12.31.2021
Banks	11	26
Mutual funds	95	84
Total	106	110

Schedule of borrowings

	12.31.2022	12.31.2021
Non-Current
Financial borrowings	108	58
Corporate bonds	1,232	1,301
Total non-current	1,340	1,359

Current
Bank overdrafts	59	11
Financial borrowings	51	29
Corporate bonds	163	39
Total current	273	79
Total	1,613	1,438

Schedule of changes in borrowings

	12.31.2022	12.31.2021	12.31.2020
At the beginning of the year	1,438	1,614	1,947
Proceeds from borrowings	308	188	353
Payment of borrowings	(143)	(336)	(300)
Accrued interest	172	137	176
Payment of interests	(162)	(140)	(201)
Repurchase and redemption of corporate bonds	(28)	(3)	(155)
Result from exchange of corporate bonds	14	-	-
Result from repurchase of corporate bonds	(6)	-	(43)
Increases for incorporation (1)	89	-	-
Cancellation through dividend compensation	-	-	(12)
Gain on monetary position, net	-	-	(43)
Foreign currency exchange difference, net	(80)	(22)	(18)
Borrowing costs capitalized in property, plant and equipment	11	-	10
Reclassified to liabilities associated to assets classified as held for sale	-	-	(100)
At the end of the year	1,613	1,438	1,614

(1)	See Notes 5.1.3 and 5.1.5.

Schedule of borrowings composition

Type of instrument	Company	Currency	Residual value	Interest	Rate	Expiration	Book value as of 12.31.2022

Corporate bonds (1)
T Series CB	PAMPA	US$	93	Fixed	7.38%	Jul-23	95
Class 8 CB	PAMPA		$18	Variable	Badlar + 2%	Jul-23	20
Class 11 CB	PAMPA		$122	Variable	Badlar + 0%	Jan-24	140
Class 9 CB	PAMPA	US$	102	Fixed	9.50%	Dec-26	184
Class 1 CB	PAMPA	US$	501	Fixed	7.50%	Jan-27	616
Class 13 CB	PAMPA	US$	49	Fixed	0.00%	Dec-27	48
Class 3 CB	PAMPA	US$	285	Fixed	9.13%	Apr-29	292
							1,395
Financial loans (2)
	PAMPA	US$	15	Variable	Libor + 4.21%	Nov-24	16
	GW	US$	83	Variable	Libor + 5.75%	Sep-26	85
							101
Other financial loans (3)
	PAMPA	US$	22	Variable	SOFR + 0.35%	Jul-23	23
	PAMPA	US$	8	Fixed	Between 9.50% and 14.50%	Between Jan-23 and May-23	8
	PAMPA	US$	27	Variable	SOFR + 0%	Agu-24	27
							58
Bank overdrafts (3)
	PAMPA		$57	Fixed	Between 54% and 54.50%	Jan-23	59
							59
							1,613

(1)	Net of the following face value repurchases: US$ 113.7 million of ON 2026, US$ 146.2 million of ON 2027 and US$ 7.5 million of ON 2029.

(2)	During the the fiscal year ended December 31, 2022, the Company took on new short-term financing with domestic financial entities, net of cancellations, for a total $ 8,618 million and import prefinancing for US$ 7.6 million. Additionally, the Company repaid at maturity two principal installments for the credit facility sponsored by FINNVERA in the amount of US$ 7.7 million and US$ 10.4 million corresponding to the credit facility subscribed between IDB Invest and Greenwind, a Company that is consolidated since acquisition of an additional 50% interest in August 2022.

(3)	During the fiscal year ended December 31, 2022, the Company received disbursements in the amount of US$ 1.3 million under the credit facilities taken out with BNP Paribas S.A. in 2020. After the fiscal year closing, the Company repaid short-term bank loans with local financial entities for $ 10,065 million and import prefinancing for US$ 0.7 million.

Type of instrument	Company	Currency	Residual value	Interest	Rate	Expiration	Book value as of 12.31.2021

Corporate bonds (1)
T Series CB	PAMPA	US$	389	Fixed	7.38%	Jul-23	400
Class 1 CB	PAMPA	US$	636	Fixed	7.50%	Jan-27	648
Class 3 CB	PAMPA	US$	293	Fixed	9.13%	Apr-29	292
							1,340
Financial loans (2)
	PAMPA	US$	23	Variable	Libor + 4.21%	May-24	23
							23
Other financial loans (3)
	PAMPA	US$	22	Variable	Libor + 0.35%	Jul-22	22
	PAMPA	US$	43	Variable	Libor + 0%	Aug-23	42
							64
Bank overdrafts
	PAMPA		$11	Fixed	33.00%	Jan-22	11
							11
							1,438

(1)	Net of the following face value repurchases: US$ 110,4 million of ON 2023, US$ 114,0 million of ON 2027 and US$ 7,5 million of ON 2029.

On September 27, 2021, the Company repaid at maturity Class 6 CBs for $ 6,355 million.

(2)	During the fiscal year ended December 31, 2021, the Company canceled short-term financing with local financial entities, net of borrowings, for $ 8,158 million. Additionally, the Company repaid at maturity two principal installments for the credit facility sponsored by FINNVERA in the amount of US$ 7.7 million.

(3)	During the fiscal year ended December 31, 2021, the Company received disbursements in the amount of US$ 27 million under the credit facilities taken out with BNP in 2020.

Schedule of trade and other payables

	Note	12.31.2022	12.31.2021
Non-Current
Compensation agreements		10	3
Finance leases liability		10	9
Other		1	-
Other payables		21	12
Total non-current		21	12

Current
Suppliers		198	154
Customer advances		3	4
Related parties	16	14	15
Trade payables		215	173

Compensation agreements		12	2
Liability for acquisition of companies		46	-
Finance leases liability		2	4
Other		6	3
Other payables		66	9

Total current		281	182

Schedule of financial instruments

As of December 31, 2022	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value through profit and loss	Subtotal financial assets/liabilities	Non financial assets/liabilities	Total
Assets
Trade receivables and other receivables	437	22	459	31	490
Financial assets at amortized cost
Term deposit	101	-	101	-	101
Notes receivable	9	-	9	-	9
Financial assets at fair value through profit and loss
Government securities	-	279	279	-	279
Corporate bonds	-	116	116	-	116
Shares	-	187	187	-	187
Mutual funds	-	31	31	-	31
Cash and cash equivalents	11	95	106	-	106
Total	558	730	1,288	31	1,319

Liabilities
Trade and other liabilities	298	-	298	4	302
Borrowings	1,613	-	1,613	-	1,613
Derivative financial instruments	-	2	2	-	2
Total	1,911	2	1,913	4	1,917

As of December 31, 2021	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value through profit and loss	Subtotal financial assets/liabilities	Non financial assets/liabilities	Total
Assets
Trade receivables and other receivables	376	30	406	25	431
Financial assets at amortized cost
Term deposit	100	-	100	-	100
Notes receivable	10	-	10	-	10
Financial assets at fair value through profit and loss
Government securities	-	278	278	-	278
Corporate bonds	-	19	19	-	19
Shares	-	149	149	-	149
Mutual funds	-	41	41	-	41
Cash and cash equivalents	26	84	110	-	110
Total	512	601	1,113	25	1,138

Liabilities
Trade and other liabilities	190	-	190	4	194
Borrowings	1,438	-	1,438	-	1,438
Total	1,628	-	1,628	4	1,632

Schedule of income, expenses, gains and losses from financial instruments

As of December 31, 2022	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value through profit and loss	Subtotal financial assets/liabilities	Non Financial assets/ liabilities	Total
Interest income	5	-	5	-	5
Interest expenses	(175)	-	(175)	(41)	(216)
Foreign currency exchange difference, net	16	(85)	(69)	149	80
Changes in the fair value of financial instruments	-	110	110	-	110
Result from present value measurement	(1)	-	(1)	(13)	(14)
Other financial results	(15)	-	(15)	-	(15)
Total	(170)	25	(145)	95	(50)

As of December 31, 2021	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value through profit and loss	Subtotal financial assets/liabilities	Non Financial assets/ liabilities	Total
Interest income	10	-	10	-	10
Interest expenses	(138)	-	(138)	(40)	(178)
Foreign currency exchange difference, net	(11)	(19)	(30)	33	3
Changes in the fair value of financial instruments	-	(15)	(15)	-	(15)
Result from present value measurement	2	-	2	(3)	(1)
Other financial results	(4)	-	(4)	(4)	(8)
Total	(141)	(34)	(175)	(14)	(189)

As of December 31, 2020	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value through profit and loss	Subtotal financial assets/liabilities	Non Financial assets/ liabilities	Total
Interest income	9	-	9	-	9
Interest expenses	(164)	-	(164)	(6)	(170)
Foreign currency exchange difference, net	38	(35)	3	11	14
Changes in the fair value of financial instruments	-	30	30	-	30
Result from present value measurement	6	-	6	(4)	2
Other financial results	36	-	36	(5)	31
Total	(75)	(5)	(80)	(4)	(84)

Schedule of fair value of financial instruments

As of December 31, 2022	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through profit and losss
Government securities	279	-	-	279
Corporate bonds	116	-	-	116
Mutual funds	31	-	-	31
Shares	160	-	27	187
Cash and cash equivalents
Mutual funds	95	-	-	95
Other receivables	22	-	-	22
Total assets	703	-	27	730

Liabilities
Derivative financial instruments	-	2	0	2
Total liabilities	-	2	-	2

As of December 31, 2021	Level 1	Level 3	Total
Assets
Financial assets at fair value through profit and losss
Government securities	278	-	278
Corporate bonds	19	-	19
Mutual funds	41	-	41
Shares	120	29	149
Cash and cash equivalents
Mutual funds	84	-	84
Other receivables	30	-	30
Total assets	572	29	601